EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 12, 2019 (Accession No. 0001193125-19-035851), to the Prospectus and Statement of Additional Information dated September 28, 2018, for Xtrackers Municipal Infrastructure Revenue Bond ETF, a series of DBX ETF Trust.